Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Income Taxes Based On Losses From Operations

The provision for income taxes based on losses from operations consists of the following (in thousands):

	Years Ended December 31,
	2019	2018
Current
Federal	$—	$—
State	(1)	(1)

Total	(1)	(1)

Deferred
Federal	736	1,277
State	180	455

Total	916	1,732

Less valuation allowance	(916)	(1,732)

Income tax expense	$(1)	$(1)

Reconciliation of Statutory Tax Rates and Effective Tax Rates

The reconciliation of income taxes computed using the statutory U.S. income tax rate and the provision (benefit) for income taxes for the years ended December 31, 2019 and 2018, are as follows (in thousands):

	Years Ended December 31,
	2019		2018
Tax computed at federal statutory rate	$(589)	21.00%	$(1,256)	21.00%
State tax, net of federal tax benefits	(194)	6.92%	(392)	6.56%
Permanent items	5	(0.18%)	104	(1.74%)
Tax credits	(66)	2.35%	(157)	2.62%
Tax rate change	0	0.00%	(18)	0.31%
Valuation allowance increase	916	(32.65%)	1,732	(28.74%)
Other	(71)	2.53%	(12)	0.01%

Provision for income taxes	$1	(0.04%)	$1	0.01%

Components of Company's Deferred Tax Assets

Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	Years Ended December 31,
	2019	2018
Tax loss carryforward	$10,757	$9,986
R&D credits and other tax credits	1,540	1,455
Stock-based compensation	60	71
Other	947	876
Total deferred tax assets	13,304	12,388
Less valuation allowance	(13,304)	(12,388)

Deferred tax assets, net	$—	$—

Unrecognized Tax Benefits

The following table reconciles the beginning and ending amount of unrecognized tax benefits for the fiscal years ended December 31, 2019 and 2018 (in thousands):

	Years Ended December 31,
	2019	2018
Gross unrecognized tax benefits at the beginning of the year	$—	$—
Additions from tax positions taken in the current year	108	—
Additions from tax positions taken in prior years	366	—

Gross unrecognized tax benefits at end of the year	$474	$—

Predecessor Company [Member]
Reconciliation of Statutory Tax Rates and Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
Statutory rate	21.0%	21.0%	34.0%
Valuation allowance	6.1%	(25.2)%	51.5%
Federal tax rate change	—%	—%	(93.3)%
General business credits	(2.9)%	6.2%	10.8%
Expiration of stock options	(21.4)%	—%	—%
Other	(2.8)%	(2.0)%	(3.0)%

Effective tax rate	—%	—%	—%

Components of Company's Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2019 and 2018 are shown below (in thousands):

	December 31,
	2019	2018
Deferred tax assets
Net operating loss carryovers	$35,901	$31,135
Research and development tax credits	8,312	8,641
Intangibles	130	379
Stock options	438	2,255
Compensation	47	452
Deferred revenue	—	2,642
Other	88	62

Total gross deferred tax assets	44,916	45,566
Deferred tax liabilities
Right-of-use asset	46	—

Total net deferred tax assets	44,870	45,566

Less valuation allowance	(44,870)	(45,566)

Net deferred tax assets	$—	$—

Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	2019	2018	2017
Balance at beginning of year	$2,221	$1,932	$1,319
Additions based on tax positions related to the current year	—	289	613
Reductions based on tax positions related to prior years	(80)	—	—

Balance at end of year	$2,141	$2,221	$1,932